DEBT (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of convertible notes

	September 30, 2024	December 31, 2023
Principal Outstanding	$–	$166,650
Less: unamortized debt discount	–	(45,725)
Convertible notes, net	$–	$120,925

Schedule of loans payable

	September 30, 2024	December 31, 2023
RI - line of credit	$153,358	$153,358
RI - Short-term loans	46,544	46,544
WS - line of credit	218,616	218,616
WS- Short-term loans	151,970	151,970
Optilan Communication & Security Ltd – Short Term Loan	1,077	–
Loan payable, current	$571,565	$570,487

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	65,532	65,533
WS - SBA EIDL	26,307	26,307
WS - long-term loans	97,532	97,532
Loan payable, non-current	$291,967	$291,968